Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties				$ 57,494,243	$ 25,087,488
Purchase of machinery from related parties				2,638,953
Prepayments of raw materials to related parties					6,473,605
Purchase of raw materials from a related party		$ 7,445,510	$ 39,810,755	7,445,510	39,810,755
Borrowings from a related parties					22,725,000
Repayment of borrowings to a related party	[1]			11,000,000
Accrual of interest expenses on borrowings from a related parties			163,440	757,389	781,046
Repayment of interest expenses on borrowings from a related party				672,100		[2]
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties		21,536,529	14,566,338
Purchase of machinery from related parties
Prepayments of raw materials to related parties			6,397,640
Borrowings from a related parties					12,000,000
Repayment of borrowings to a related party
Accrual of interest expenses on borrowings from a related parties		241,623	408,313
Repayment of interest expenses on borrowings from a related party
VSUN [Member]
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties		3,878,586	14,793,688	21,307,444	20,503,210
Accrual of interest expenses on borrowings from a related parties	[2]	241,623	244,873	482,067	492,460
VSun USA [Member]
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties	[3]	14,771,925	(590,188)	29,039,759	1,257,254
Borrowings from a related parties	[2]				12,000,000
Repayment of borrowings to a related party	[1]
Accrual of interest expenses on borrowings from a related parties	[2]		163,440	275,322	288,586
Repayment of interest expenses on borrowings from a related party	[2]			672,100
VSun Bac Ninh [Member]
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties		2,886,018	362,838	7,147,040	2,427,884
Purchase of raw materials from a related party		7,445,510		7,445,510
VSun China [Member]
Schedule of Transactions with Related Parties [Line Items]
Sales and Services revenue from related parties	[3]				899,140
Purchase of machinery from related parties				2,638,953
Prepayments of raw materials to related parties			6,289,920		6,289,920
Purchase of raw materials from a related party			39,806,985		39,806,985
VSun Wafer [Member]
Schedule of Transactions with Related Parties [Line Items]
Prepayments of raw materials to related parties			107,720		183,685
Purchase of raw materials from a related party			$ 3,770		$ 3,770

[1]	For the six months ended June 30, 2026 and 2025, the Company did not borrow loans from or repaid loans to VSUN. For the six months ended June 30, 2026 and 2025, the Company did not make payments of interest expenses to VSUN. For the three months ended June 30, 2026 and 2025, the Company accrued interest expenses of $241,623 and $244,873 on the borrowings brought forward from the year 2024, respectively. For the six months ended June 30, 2026 and 2025, the Company accrued interest expenses of $482,067 and $492,460 on the borrowings brought forward from the year 2024, respectively.
[2]	For the six months ended June 30, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the six months ended June 30, 2026, the Company repaid borrowings of $11,000,000 and interest expenses of $672,100 to VSUN USA, respectively. For the three months ended June 30, 2026 and 2025, the Company accrued interest expenses of $nil and $163,440, respectively. For the six months ended June 30, 2026 and 2025, the Company accrued interest expenses of $275,322 and $288,586, respectively.
[3]	For the three months ended June 30, 2025, the negative revenue from VSUN USA was primarily due to return of sales commissions relating to sales of solar modules. With TOYO Texas manufactured solar modules in its plant in April 2025, the Company sold its own solar modules to customers. Accordingly, the Company did not sell solar modules for VSUN USA and refunded sales commission to VSUN USA. This is a one-off transaction with VSUN USA and has no material impact on the Company’s sales of solar module business.